Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [Table Text Block]
	2021	2020
Consulting and management fees	$3,006,160	$218,819
Share-based payments	-	89,832
Total	$3,006,160	$308,651